COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10:-	COMMITMENTS AND CONTINGENCIES

a.	Guarantees

As of June 30, 2025 (unaudited) and December 31, 2024, the Company has provided a bank guarantee in the amount of $12,688 and $8,264, respectively, to secure its lease agreements.

b.	Indemnifications

The Company enters into standard indemnification provisions in the ordinary course of business, including certain customers, business partners, the Company’s officers, and directors. Pursuant to these provisions, the Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company.

It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. There are no claims pending as of June 30, 2025, related to indemnification agreements.

The Company has entered into service-level agreements with some of its enterprise customers defining levels of uptime reliability and performance and permitting those customers to receive credits for prepaid amounts related to unused subscription services if the Company fails to meet the defined levels of uptime in a certain calendar month. To date, the Company has not experienced any significant failures to meet defined levels of uptime reliability and performance. In addition, since the calculation is monthly for each calendar month there is no uncertainty at the end of the reporting period. Therefore, the Company has not accrued any liabilities related to these agreements in the consolidated financial statements.

c.	Legal Contingencies

The Company is currently not involved in any material claims or legal proceedings. The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure.

d.	Other Commitments

Other commitments include payments to third-party vendors for services related mainly to hosting-related services, software licenses and services. Future minimum payments under the Company's other commitments, as of June 30, 2025 (unaudited), are as follows:

Amount
The remainder of 2025	$18,361
2026	34,762
2027	17,710
2028	-
Total contractual obligations	$70,833

On January 27, 2025 (unaudited), the Company entered into an operating lease agreement for new offices in Israel. The lease commenced on February 1, 2025. During the six months ended June 30, 2025, the Company received partial access and is expected to obtain access to additional floors during 2026. The total undiscounted cash flows associated with the additional floors amounted to $34,950 with a total lease term of ten years. This new operating lease agreement was excluded from the table above.